Consolidated Balance Sheet Detail	12 Months Ended
Dec. 31, 2013
Consolidated Balance Sheet Detail
Note 15.	Consolidated Balance Sheet Detail

Other current assets

Other current assets consist of the following:

	Year Ended December 31,
	2012	2013
Loan provided to equity affiliate	$1,177	$—
Income tax receivable	2,367	728
VAT receivable	950	1,755
Withholding tax receivable	1,490	347
Foreign currency contracts	40	154
Contingent asset	—	1,000
Advances for share repurchases	—	699
Other receivables	660	733

Total other current assets	$6,684	$5,416

Other non-current assets

Other non-current assets consist of the following:

	Year Ended December 31,
	2012	2013
Restricted cash (non-current portion)	$—	$1,054
Prepayments	731	557
Unamortized deferred financing costs	—	612
Deposits (office lease)	208	284

Total other non-current assets	$939	$2,507

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	Year Ended December 31,
	2012	2013
Salary and related benefits	$5,724	$6,544
Accrued vacation	2,292	2,777
Accrued incentive payments	11,036	7,699
Severance accrual	2,523	1,225

Total accrued compensation and benefits	$21,575	$18,245

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	Year Ended December 31,
	2012	2013
Accrued legal and professional fees	$6,825	$6,935
Accrued marketing	3,405	3,516
Accrued rent and service costs	2,031	918
Accrued sale commissions, rebates and discounts	2,517	3,704
Other accrued expenses	8,594	9,738
Cash settlement payable to the former owners of TuneUp	3,374	1,486
Deferred purchase consideration	—	3,288
Contingent purchase consideration	2,041	1,984

Total accrued expenses and other current liabilities	$28,787	$31,569

Other non-current liabilities

Other non-current liabilities consist of the following:

	Year Ended December 31,
	2012	2013
Deferred rent	$1,746	$1,878
Deferred purchase consideration	—	1,840
Contingent purchase consideration	1,354	—
Cash settlement payable to the former owners of TuneUp (Note 22)	883	—
Other	113	357

Total other non-current liabilities	$4,096	$4,075